Financial instruments (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Assets
Cash and cash equivalents		₨ 3,781,978	$ 49,889	₨ 5,101,083	₨ 2,318,480
Other assets		2,136,850	28,188	846,508
Trade Receivables	[1]	10,784,668		8,520,118
Other receivables	[2]	3,276,985		1,202,112
Other investments		476,050	6,280	212,238
Liabilities
Bank overdraft		371,995	$ 4,907	123,666	1,235,794
Lease liabilities		2,207,403		2,202,649	₨ 1,826,210
Other liabilities		60,742		40,002
Financial assets at carrying value, class [member]
Assets
Cash and cash equivalents		4,574,013		5,502,054
Other assets		589,971		375,802
Trade Receivables		10,784,668		8,520,118
Other receivables		29,869		79,830
Other investments		476,050		212,238
Financial assets at fair value, class [member]
Assets
Cash and cash equivalents		4,574,013		5,502,054
Other assets		589,971		375,802
Trade Receivables		10,784,668		8,520,118
Other receivables		29,869		79,830
Other investments		476,050		212,238
Financial liabilities at carrying value, class [member]
Liabilities
Bank overdraft		371,995		123,666
Lease liabilities		2,207,403		2,202,649
Other liabilities		60,742		216,284
Borrowings from banks		9,379,680		7,174,373
Borrowings from others		5,500,511		2,234,900
Trade and other payables		10,510,409		8,185,844
Derivative financial liabilities				8,079
Financial liabilities at fair value, class [member]
Liabilities
Bank overdraft		371,995		123,666
Lease liabilities		2,207,403		2,202,649
Other liabilities		60,742		216,284
Borrowings from banks		9,379,680		7,174,373
Borrowings from others		5,500,511		2,234,900
Trade and other payables		10,510,409		8,185,844
Derivative financial liabilities				8,079
Financial liabilities at amortised costs [member]
Liabilities
Bank overdraft		371,995		123,666
Lease liabilities		2,207,403		2,202,649
Other liabilities		60,742		216,284
Borrowings from banks		9,379,680		7,174,373
Borrowings from others		5,500,511		2,234,856
Trade and other payables		10,510,409		8,185,844
Derivative financial liabilities		0		8,079
Financial liabilities at FVTPL [member]
Liabilities
Bank overdraft		0		0
Lease liabilities		0		0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		0		0
Financial liabilities at FVTOCI [member]
Liabilities
Bank overdraft		0		0
Lease liabilities		0		0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		0		0
Financial assets at amortised costs [member]
Assets
Cash and cash equivalents		4,574,013		5,502,054
Other assets		589,971		375,802
Trade Receivables		10,784,668		8,520,118
Other receivables		29,869		79,830
Other investments		474,340		210,528
Financial assets at FVTPL [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade Receivables		0		0
Other receivables		0		0
Other investments		0		0
Financial assets at FVTOCI [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade Receivables		0		0
Other receivables		0		0
Other investments		₨ 1,710		₨ 1,710

[1]	Trade receivables as of March 31, 2022 and March 31, 2021 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34.
[2]	Other receivables comprise of the following items: